UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
JULY 31, 2019
(UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.0%

	Shares	Value
COMMUNICATION SERVICES — 1.0%
Nexstar Media Group, Cl A	10,652	$1,084,054

CONSUMER DISCRETIONARY — 14.7%
Denny’s *	173,828	3,926,775
Extended Stay America	131,285	2,195,085
Lithia Motors, Cl A	26,769	3,530,295
Oxford Industries	29,783	2,179,818
Six Flags Entertainment	57,189	3,021,295
Wendy’s	58,222	1,059,058

		15,912,326

CONSUMER STAPLES — 7.2%
B&G Foods	78,829	1,440,994
Calavo Growers	15,436	1,365,160
Hostess Brands, Cl A *	173,919	2,455,737
MGP Ingredients	14,184	709,058
Spectrum Brands Holdings	37,128	1,860,484

		7,831,433

ENERGY — 4.3%
Carrizo Oil & Gas *	96,002	914,899
Enerplus	171,397	1,134,648
Rattler Midstream *	56,284	1,043,505
Viper Energy Partners	48,079	1,551,029

		4,644,081

FINANCIALS — 18.2%
BancFirst	19,505	1,137,922
BGC Partners, Cl A	463,014	2,551,207
Columbia Banking System	87,823	3,311,806
FB Financial	44,593	1,694,980
First Merchants	59,868	2,359,398
Health Insurance Innovations, Cl A *	40,594	892,662
Heritage Financial	36,225	1,033,137
Lakeland Bancorp	76,575	1,254,298
Pacific Premier Bancorp	69,959	2,212,803

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
JULY 31, 2019
(UNAUDITED)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
PacWest Bancorp	81,900	$3,163,797

		19,612,010

HEALTH CARE — 3.4%
Ligand Pharmaceuticals *	30,227	2,766,073
Providence Service *	15,893	885,876

		3,651,949

INDUSTRIALS — 19.0%
BrightView Holdings *	33,774	667,374
CBIZ *	180,875	4,227,049
Colfax *	84,105	2,328,026
Genesee & Wyoming, Cl A *	21,235	2,331,815
IAA *	78,330	3,661,928
Kaman	25,662	1,626,971
KAR Auction Services	83,477	2,232,175
Teledyne Technologies *	11,801	3,437,395

		20,512,733

INFORMATION TECHNOLOGY — 14.9%
ACI Worldwide *	153,702	5,158,239
Cision *	146,914	1,526,436
Itron *	32,277	2,001,174
j2 Global	24,867	2,215,401
Lattice Semiconductor *	29,770	575,752
Silicon Motion Technology ADR	45,740	1,655,788
Verra Mobility, Cl A *	210,422	2,914,345

		16,047,135

MATERIALS — 3.7%
Livent *	134,197	864,229
Silgan Holdings	105,566	3,173,314

		4,037,543

REAL ESTATE — 8.6%
Community Healthcare Trust ‡	71,302	2,929,799
Howard Hughes *	13,574	1,832,490
Medical Properties Trust ‡	227,534	3,981,845

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
JULY 31, 2019
(UNAUDITED)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
Newmark Group, Cl A	61,343	$604,842

		9,348,976

TOTAL COMMON STOCK (Cost $98,332,785)		102,682,240

SHORT-TERM INVESTMENT(A) — 5.0%

SEI Daily Income Trust Government Fund, Cl F, 2.210% (Cost $5,363,123)	5,363,123	5,363,123

TOTAL INVESTMENTS— 100.0% (Cost $103,695,908)		$108,045,363

Percentages are based on Net Assets of $108,014,726.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	The rate shown is the 7-day effective yield as of July 31, 2019.

ADR — American Depositary Receipt

Cl — Class

As of July 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. For the period ended July 31, 2019, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CAR-QH-001-1100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 25, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: September 25, 2019